Employee Benefit Plans - Net Periodic Benefit Cost (Details) - Pension Benefits - Non-U.S. - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 311,000	$ 415,000
Interest cost	432,000	480,000
Net periodic cost	$ 743,000	$ 895,000